Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH USED IN OPERATING ACTIVITIES:
Net loss	$ (1,592,557)	$ (3,561,562)	$ (7,313,035)	$ (7,020,137)
Adjustments to reconcile net loss to net cash provided by operations:
Depreciation and amortization	21,591	23,744	90,967	49,390
Change in allowance for doubtful accounts	(1,673)	(8,366)	133,653
Change in inventory reserves			(70,000)	150,000
Right-of-use asset amortization	54,467	49,210	204,491	291,697
Amortization of debt discount	250,917	367,845	847,950	774,496
Amortization of intangible assets	2,439	2,439	9,754	9,323
Impairment of goodwill				1,337,287
Financing costs			286,000	1,335,000
Loss on extinguishment of debt	192,648	546,810	1,306,563	1,056,732
Gain on change in fair value of derivative liabilities		1,793,000	1,523,000	(549,714)
Common stock issued for services			31,500	213,800
Gain on forgiveness of PPP loan				(212,648)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	68,067	(69,770)	(197,189)	16,768
Decrease (increase) in inventory	216,181	(554,481)	(214,368)	185,339
Decrease (increase) in prepaids		267,342	278,707	(278,707)
Decrease (increase) in other current assets	45,262	1,564	(14,889)	(9,925)
Decrease (increase) in deposits	1,775			(8,625)
Increase (decrease) in accounts payable and accrued expenses	207,960	571,666	996,059	66,186
Increase (decrease) in amounts due to customer				(10,508)
Increase (decrease) in accrued compensation	25,000	(50,000)	(192,500)	72,083
Increase (decrease) in lease liability	(56,411)	(48,945)	(206,181)	(198,433)
Net cash used in operating activities	(215,544)	(669,504)	(2,499,518)	(2,730,596)
CASH USED IN INVESTING ACTIVITIES:
Purchase of purchase property, plant and equipment			(44,418)	(194,792)
Purchase of purchase property, plant and equipment		(21,131)		(3,590)
Net cash used in investing activities		(21,131)	(44,418)	(198,382)
CASH PROVIDED BY FINANCING ACTIVITIES:
Proceeds from note payable - related party	80,000		260,000
Repayment of note payable - related party	(81,500)	(1,500)	(6,000)	(31,500)
Changes in acquisition obligations	(5,147)	(3,224)	(15,767)	(463,932)
Principal repayments of finance lease obligation	(1,939)	(1,899)	(7,657)	(7,499)
Proceeds from notes payable, net of expenses	284,595	292,219	852,059
Repayment of notes payable	(424,644)	(1,994)	(180,411)	(399,921)
Proceeds from convertible debentures payable, net of expenses	401,000		977,675	4,305,000
Proceeds from PPP notes payable				117,487
Net cash provided by financing activities	252,365	283,602	1,879,899	3,519,635
Net cash increase (decrease) for period	36,821	(407,033)	(664,037)	590,657
Cash at beginning of period	39,788	703,825	703,825	113,168
Cash at end of period	76,609	296,792	39,788	703,825	$ 113,168
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes			6,101	22,600
Cash paid for interest	3,923	130	13,149	120,740
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for acquisition of S&S				243,000
Recording of right of use asset and lease liability		135,000		345,659
Fair value of derivative liability created upon issuance of convertible debenture and warrants			680,000	3,982,000	$ 361,152
Common shares issued on conversion of debentures and accrued interest	315,000	3,189,414	7,201,998	3,713,133
Issuance of loan payable for vehicle purchase			46,576	34,763
Fair value of common stock issues with a note payable received as a debt discount			135,000
Fair value of warrants issued upon issuance of convertible notes	150,000		$ 304,000
Preferred stock issued for common stock issuable	185,000
Fair value of warrants issued for financing costs	163,000
Loss on sale of property and equipment	$ 790